F. NEWLY ISSUED ACCOUNTING STANDARDS	3 Months Ended
Mar. 31, 2018
Accounting Changes and Error Corrections [Abstract]
F. NEWLY ISSUED ACCOUNTING STANDARDS

NOTE F:  NEWLY ISSUED ACCOUNTING STANDARDS

In February 2016, Accounting Standards Update No. 2016-02 (“ASU 2016-02”), Leases was issued. This new guidance establishes a new model for accounting for leases and provides for enhanced disclosures. ASU 2016-02 is effective for reporting periods beginning after December 15, 2018. The Company is currently evaluating the impact the adoption of this guidance, if any, on its financial position and results of operations.